Private Placement (Details Textual) (USD $)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	14 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended	3 Months Ended		9 Months Ended										12 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Sep. 30, 2014 Common Stock [Member]	Dec. 31, 2012 Financing Warrant [Member]	Sep. 30, 2014 Financing Warrant [Member]	Sep. 30, 2013 Financing Warrant [Member]	Sep. 30, 2014 Financing Warrant [Member]	Sep. 30, 2013 Financing Warrant [Member]	Dec. 31, 2013 Financing Warrant [Member]	Jun. 24, 2014 Financing Warrant [Member]	May 16, 2012 Financing Warrant [Member]	Dec. 31, 2012 Consulting Warrant [Member]	Sep. 30, 2014 Consulting Warrant [Member]	Sep. 30, 2013 Consulting Warrant [Member]	Sep. 30, 2014 Consulting Warrant [Member]	Sep. 30, 2013 Consulting Warrant [Member]	Dec. 31, 2013 Consulting Warrant [Member]	Jun. 24, 2014 Consulting Warrant [Member]	May 16, 2012 Consulting Warrant [Member]	Sep. 30, 2014 Financing And Consulting Warrant [Member]	Sep. 30, 2013 Financing And Consulting Warrant [Member]	Sep. 30, 2014 Financing And Consulting Warrant [Member]	Sep. 30, 2013 Financing And Consulting Warrant [Member]	Dec. 31, 2013 Financing And Consulting Warrant [Member]	Sep. 30, 2014 InterestPayable [Member]	Sep. 30, 2014 IR Consulting Warrant [Member]	Sep. 30, 2013 IR Consulting Warrant [Member]	Sep. 30, 2014 IR Consulting Warrant [Member]	Sep. 30, 2013 IR Consulting Warrant [Member]	Sep. 30, 2014 IR Incentive Warrant [Member]	Sep. 30, 2014 Convertible Notes Payable [Member]	Aug. 16, 2014 Convertible Notes Payable [Member]	Apr. 02, 2014 Convertible Notes Payable [Member]	Dec. 31, 2013 Convertible Notes Payable [Member]	May 16, 2013 Convertible Notes Payable [Member]	Dec. 31, 2013 Convertible Notes Payable [Member] Maximum [Member]	Dec. 31, 2013 Convertible Notes Payable [Member] Minimum [Member]	Dec. 31, 2013 Senior Secured Convertible Notes [Member]	Dec. 31, 2012 Senior Secured Convertible Notes [Member]	Dec. 31, 2013 Senior Secured Convertible Notes [Member] Principal [Member]	Dec. 31, 2013 Senior Secured Convertible Notes [Member] Accrued interest payable [Member]	Dec. 31, 2013 Senior Secured Convertible Notes [Member] Maximum [Member]	Dec. 31, 2013 Senior Secured Convertible Notes [Member] Minimum [Member]
Private Placement [Line Items]
Securities Purchase Agreement Initiation Date				May 16, 2013
Debt Instrument, Face Amount																																								$ 5,500,009			$ 5,500,009
Debt Instrument, Interest Rate, Stated Percentage																																					6.00%		6.00%
Debt Instrument, Maturity Date																																				Aug. 16, 2014
Debt Instrument, Convertible, Conversion Price																																				$ 3.00		$ 3.00	$ 2.07	$ 2.07	$ 4.14	$ 2.07	$ 2.07				$ 4.14	$ 2.07
Debt Instrument Interest Rate, Event Of Default																																							12.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	3,060,301	3,210,126	3,060,301	3,210,126	3,525,907			0	152,778	220,905	152,778	220,905	220,905			0	278,228	278,228	278,228	278,228	278,228									36,000	0	36,000	0
Debt Instrument, Unamortized Discount (Premium), Net, Total																																											5,376,000
Amortization of Debt Discount (Premium)	0	0	206,370	964,851	262,506	705,289	705,289
Debt Instrument, Convertible, Remaining Discount Amortization Period						7 months 6 days
Increase (Decrease) in Derivative Liabilities																									0	1,000	5,048,000	5,500	20,000
Payments for Fees													538,393
Sale Of Warrants In Cash													1,000								1,500
Warrants Aggregate Exercise Price												550,000		550,000
Percentage Exercise Price Of Warrants Determined Based On Conversion Price Of Convertible Notes												120.00%		120.00%
Investment Warrants, Exercise Price						$ 2.49						$ 3.60		$ 2.49							$ 0.04												$ 7.80		$ 7.80
Percentage Of Warrants Exercise Based On Convertible Notes Conversion Price												120.00%		120.00%
Warrants Issued To Purchase Common Stock, Shares																					278,228												36,000		5,000
Fair Value Adjustment of Warrants	0			0	724,000	724,000	724,000					186,500		186,500						537,500		537,500
Debt Conversion, Converted Instrument, Amount																														290,219						5,500,009
Debt Conversion, Converted Instrument, Shares Issued				1,833,336																										96,792						1,833,336									2,650,858	100,227
Debt Conversion, Converted Instrument, Expiration or Due Date																																				Oct. 02, 2014
Debt Instrument, Convertible, Beneficial Conversion Feature	0	0	90,000	21,217,177	0	197,000	197,000																																				5,376,000
Gains (Losses) on Extinguishment of Debt		0	0	2,084,368	0
Stock Issued During Period, Shares, Conversion of Convertible Securities								1,930,128
Stock Issued During Period, Value, Conversion of Convertible Securities				26,790,177				19
Adjustments to Additional Paid in Capital, Other				5,752,000				0
Fair Value Assumptions, Exercise Price										$ 3.60		$ 3.60		$ 2.49	$ 3.60	$ 2.49						$ 0.04	$ 0.04	$ 0.04
Convertible Notes Payable																																											5,376,000
Interest Payable																																											207,945	0
Debt Conversion, Original Debt, Amount																																											$ 10,000,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																																											50.00%